Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net profit (loss) for the year	$ 542	[1],[2]	$ (385)		$ 154
Other comprehensive income (to be reclassified to statement of income in subsequent periods), net of tax:
Exchange differences on translating foreign operations	(52)	[2]	(19)		(4)
Change in value of cash flow hedges, net of tax effects	18	[2]	(1)		(16)
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:
Remeasurements of post-employment benefit obligations, net of tax effects	1	[2]	(2)		0
Total comprehensive income (loss) for the period	509	[2]	(407)	[3]	133
Attributable to:
Owners of the Company	565	[2]	(360)		131
Non-controlling interests	(57)	[2]	(48)		3
Total comprehensive income for the period arises from:
Continuing operations	509	[2]	(395)		76
Discontinued operations	0	[2]	(12)		57
Guatemala joint ventures
Condensed Statement of Income Captions [Line Items]
Net profit (loss) for the year	$ 333		$ 264		$ 277

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	A.1.2.